Cover	Apr. 06, 2022
Cover [Abstract]
Entity Registrant Name	AZZURRO SOLUTIONS CORP.
Entity Central Index Key	0001828739
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 06, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-252535
Entity Tax Identification Number	98-1511882
Entity Address Address Line 1	V Osikách, 24
Entity Address Address Line 2	Dolni Mecholupy
Entity Address City Or Town	Prague
Entity Address Country	CZ
Entity Address Postal Zip Code	10900
City Area Code	702
Local Phone Number	703-6003
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false